[LOGO]

------------
MUTUAL FUNDS
------------

A CLASS ABOVE


                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1998




THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

INVESTMENT ADVISER
Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.
1380 Lawrence Street
Suite 1050
Denver, CO 80204

ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT
& FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
Fifth Third Bank, N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio  45263


MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT  PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-644-8595




ALPSMUTUAL FUNDS SERVICES
-------------------------
SPONSOR AND DISTRIBUTOR

LETTER FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

This report marks our inaugural, semi-annual Aristata Funds' shareholder report for the period ending October 31, 1998. We send warm greetings to our new shareholders and extend appreciation to our long-term investors.

The shortest distance between two points is a straight line, but this axiom does not necessarily work in the financial markets. The launch of the Aristata Funds on March 2, 1998 saw the Dow Jones Industrial Average (DJIA) hovering around 8500; recently the DJIA closed at 9300--near its all time high. This point-to-point comparison of the DJIA has a nice upward slope, but belies the wide price gyrations that occurred during this period. The Dow Jones Average first crossed the 9300 price level back in July. The stock market then sank 2000 points by early September, before its recent V-shaped recovery. The earlier decline and recent meteoric rise occurred in little more than 4 months and encompassed over 4000 DJIA points! INDEED, THE STOCK MARKET HAS MADE PROGRESS THESE PAST MONTHS, BUT THE TRAJECTORY HAS BEEN ANYTHING BUT A STRAIGHT LINE!

Likewise, long-term U.S. Treasury bonds traced out a similar pattern, but with lower amplitudes. Interest rates were hovering around 6.25% in March for the 30-year Treasury Bond and by late autumn were approaching 5.00%. The latest interest rate declines reflect the Federal Reserve's concerted effort to lower interest rates--more on this in a moment. While bonds also experienced price swings during this time, THE TUMULT IN THE BOND MARKET PROVED CONSIDERABLY LESS THAN THAT EXPERIENCED BY THE STOCK MARKET.

The latest INVESTMENT TOTAL RETURNS, ENDING OCTOBER 31, WERE INFLUENCED BY THESE RECENT MARKET EVENTS. Positive returns were achieved by the Aristata Quality Bond Fund and by the Aristata Colorado Quality Tax-Exempt Fund. The Aristata Equity Fund declined slightly, but results compared favorably with several market indexes as highlighted below:

                                             TOTAL  RETURNS ENDING OCT. 31, 1998
                                                       3 MONTHS     6 MONTHS
                                                       --------     --------
ARISTATA QUALITY BOND FUND                               3.2%         5.1%
Lehman Brothers Government/Corp Bond Index               4.1          6.4
Lehman Brothers Government/Corp Intermediate Bond Index  4.0          5.8
Lipper Corporate Debt Funds A Rated Average              1.8          3.9

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND                2.4          4.2
Lipper Municipal Intermediate Bond Index                 2.6          4.5
Lipper Colorado Municipal Bond Fund Average              2.4          4.6
Lehman Brothers Municipal Bond Index                     2.8          5.1

ARISTATA EQUITY FUND                                    -0.7         -5.0
Standard & Poor's 500                                   -1.6         -0.4
Value Line Index                                        -7.7        -17.6
Lipper General Equity Fund Average                      -6.4        -10.4

-----------------------------------------------------------------------------  1

THE ACHILLES HEEL FOR THE FINANCIAL MARKETS IS UNCERTAINTY. The recent price swings for stocks and bonds are indicative of increased investor uncertainty. The investor worry list includes: Asian recessions, Russian Government bond defaults, Mideast (Iraq) tensions, U.S. credit crunch conditions and hedge fund failures, and falling corporate profits. Not surprisingly, investor conviction is being shaken by the accelerated global turmoil. Perhaps this lack of confidence reflects the aging economic expansion and growing fear of recession. Now in its seventh year, this expansion is nearly twice the length of the typical post-war expansion. The public's record high stock ownership in what is an old and extended bull market--(now 8 years and counting) may be causing investor nervousness. These forces are leading to extreme mood swings for investors, and are fueling wide price gyrations for stocks and bonds. AS LONG-TERM INVESTORS, WE VIEW THESE UNCERTAINTIES AND PRICE SWINGS AS CREATING ATTRACTIVE INVESTMENT OPPORTUNITIES.

WE'VE LONG SAID THAT THERE COULD WELL BE SOME ROCKS ALONG THE YELLOW BRICK ROAD. Stock markets don't always just go up. It is important to remember that stocks have provided some wonderful, but we feel unsustainable, returns in the past several years. Giving back some of that gain is always going to be uncomfortable. But one of our goals as your Fund investment adviser is to limit the decline to Fund investment values during these "give back" periods, and fortunately that proved to be the case during the recent market decline. WE MUST CONSTANTLY REMIND OURSELVES THAT UPS AND DOWNS ARE THE NATURAL ORDER OF MARKETS.

BONDS ARE ANOTHER SILVER LINING IN THE FREQUENT STORM CLOUDS OF THE PAST FEW MONTHS. Clearly there has been a flight to quality, from stocks into bonds. VERY HIGH QUALITY BONDS (OF THE NATURE WE'VE BEEN FAVORING FOR WELL OVER A YEAR) HAVE ACTUALLY APPRECIATED due to the decline in interest rates. (When interest rates fall, the price of existing bonds goes up.) Long-term government bonds yielded about 4.8% in October, down from 5.7% just three months ago. Aside from this flight to bonds for safety's sake, bonds are also enjoying the benefit of good news on inflation.

Consequently, the PRICE APPRECIATION AND STABILITY OF BONDS HAVE GONE A LONG WAY TOWARD STABILIZING A PROPERLY BALANCED PORTFOLIO.

As mentioned earlier, WE BELIEVE THERE ARE TWO KEY FACTORS INFLUENCING THE CURRENT FINANCIAL MARKET ENVIRONMENT. The first is CORPORATE PROFITS, and the outlook here must be viewed with concern. The second situation--current FEDERAL RESERVE INTEREST RATE POLICY--is positive for financial markets.

THE OUTLOOK FOR 1999 CORPORATE PROFITS SEEMS TOO OPTIMISTIC. Consensus analysts' profit expectations put next year's earnings growth near 17% for the Standard & Poor's 500 companies. This rosy outlook seems inconsistent with slowing world economies and declining corporate profitability. By historical standards the stock market is expensively priced, and sells for 22 times those optimistic earnings. And any earnings shortfall could prove ominous for stocks.

2  -----------------------------------------------------------------------------

THE FEDERAL RESERVE BOARD'S (FED) LOWER INTEREST RATE POLICY IS PROVIDING BUYING POWER FOR THE FINANCIAL MARKETS. The FED has lowered interest rates in three rapid successions. So here we are, in the eighth year of expansion, when customarily the FED would be tightening (raising interest rates). Yet, they are becoming more accommodative. Why? IT HAS NOW BECOME OBVIOUS TO MARKETS (AND TO POLICY MAKERS) THAT THE U.S. ECONOMY CANNOT REMAIN TOTALLY INSULATED FROM THE GLOBAL PROBLEMS. Additionally, we believe the FED is trying to insulate the economy from the fall-out created by speculative activities. The stunningly huge problems recently encountered by a large, highly leveraged hedge fund are an excellent example of speculation and unreasonable expectations run totally amuck. The whole fiasco is a subject unto itself. We'd simply suggest it is a great reminder to NEVER, repeat never, confuse bull markets and leverage with brilliance!

EXTREME PESSIMISM AND OPTIMISM ARE BUFFETING TODAY'S INVESTMENT ENVIRONMENT, as the pace of world events seems to accelerate ever faster. As investment advisers since 1976, Tempest, Isenhart, Chafee, Lansdowne & Associates has successfully dealt with a diversity of financial market environments and a wide
range of investor moods.   As in the past, investor psychology and the ebb and
flow of greed and fear sway today's financial markets. We are confident that our long-held investment disciplines shall continue to offer growth opportunities with less risk.

On behalf of our partners and our entire organization, I want to thank you for the trust and confidence you have placed with us as investment adviser to the Aristata Funds. As investors with you in these Funds, we are dedicated to providing you with long-term successful investment returns.


Sincerely,


/s/ H. David Lansdowne

H. David Lansdowne, CFA
President
Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.

-----------------------------------------------------------------------------  3

FUND REVIEW
--------------------------------------------------------------------------------

ARISTATA EQUITY FUND

PERFORMANCE

While markets began a recovery in October, the past quarter and PAST SIX MONTHS ENCOMPASSED VERY DIFFICULT EQUITY MARKETS. The market declines during the Fund's first fiscal half were some of the harshest and quickest in history. A bitter example of how difficult stock markets were during that time is the fact that the AVERAGE stock on the New York Stock Exchange was, at one point, down over 35% from the 52-week highs.

THE DEFENSIVE NATURE OF THE EQUITIES HELD IN THE FUND SERVED TO CUSHION THE PRICE DECLINES. The total return for the six months ending October 31 was (5.0%). This compares to the Standard & Poor's 500 Index (S&P 500) which was (0.4%) but a broader measure of the stock market, the Value Line Composite Index, had a return of (17.6%) for the same six months! For the quarter ending October, the Fund's total return was (0.7%) compared to the (1.6%) return on the S&P 500 and a (7.7%) return for the Value Line Composite.

Net assets of the Fund as of October 31, 1998 were $91.9 million.


[CHART]

ARISTATA EQUITY FUND
SECTOR PROFILE
as of October 31, 1998
BASIC MATERIALS                2.4%
BUILDING/REAL ESTATE           9.3%
CONSUMER DURABLES              2.0%
CONSUMER SERVICES              0.8%
CONSUMER STAPLES              17.4%
ENERGY                         9.9%
FINANCIAL                      6.5%
HEALTHCARE                     7.6%
INDUSTRIAL PRODUCTS           17.6%
TRANSPORTATION                 2.6%
UTILITIES                     18.2%
CLOSED-ENDED FUNDS             0.7%
SHORT-TERM INVESTMENTS         4.9%
OTHER                          0.1%


EQUITY MARKET OVERVIEW

While corrections are never easy to endure, it does appear that SOME DEFENSIVE SECTORS OF THE EQUITY MARKET (WHICH WE HAVE BEEN EMPHASIZING IN THE PORTFOLIO) ARE STARTING TO PAY OFF. That is, equities in the Utility (phone and electric), Food, and Real Estate Investment Trust (REIT) sectors held their own rather nicely and cushioned the declines, especially during the dramatic sell-off during the late summer.

Energy related stocks, a sizeable component of our equity strategy, have also been acting much better recently. Oil prices, which had been leading the deflationary parade, are trying to stabilize (at very low prices) and consequently the stocks are doing better.

4  -----------------------------------------------------------------------------

ARISTATA EQUITY FUND (CON'T.)

Consolidation and mega mergers are now appearing in the oil industry, and this seems to confirm that the industry offers good values for investors.

It is encouraging that after the precipitous August stock price declines, September and October did not repeat. In fact, the recovery has been one of the sharpest in recent years, but unfortunately some speculative excesses are now reappearing.

We've long been concerned that corporate profit expectations are too high. This continues to be a near-term risk, in our view. A market that still punishes stocks of companies that disappoint investors' growth expectations is evidence of this risk.


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA EQUITY FUND, THE S&P 500 AND THE VALUE LINE COMPOSITE.



[GRAPH]

---------------------------        ---------------------------------------
      PERFORMANCE                       FUND VALUE VS. INDEX VALUE
  AS OF OCTOBER 31, 1998                     AT OCTOBER 31, 1998
---------------------------        ---------------------------------------
TOTAL RETURN(1)                     Aristata Equity Fund         $9,933
 3 Months           (0.63)%         S&P 500                     $10,576
 Since Inception    (0.67)%         Value Line Composite         $8,840
---------------------------        ---------------------------------------

-----------------------------------------------------------------------------  5

ARISTATA EQUITY FUND (CON'T.)

PORTFOLIO UPDATE

EQUITY FUND

Some of the positions established in the Fund during the past six months include:

     -    Archstone Community Trust -- Apartment REIT
     - Bausch & Lomb, Inc. -- A leading international manufacturer of optical and healthcare products.
          They are re-focusing on eyecare, shedding extraneous businesses.
     - Hussmann International, Inc. -- A dominant manufacturer of commercial refrigeration equipment both here and abroad.
     - Molex, Inc. -- This company is a dominant supplier of sophisticated electronic and electrical connection devices.
     - Utilicorp United, Inc. -- One of the more aggressive, innovative electric utility companies with a broad range of energy services.

Conversely, quite a number of positions were eliminated from the Fund. Sales were motivated by several considerations. First, some were appreciated stocks that were no longer considered cheap. A number of companies had negative changes in fundamentals, which prompted their sale. Additionally, quite a few of the sales were made to manage fiscal year-end realized capital gains distributions and thus minimize the tax impact for shareholders:

- AMP, Inc.            - IBP, Inc.                - Stolt-Nielsen, S.A.
- Betzdearborn, Inc.   - Mallinckrodt, Inc.       - Storage Technology Corp.
- Carnival Corp.       - The Meditrust Companies  - Unisource Worldwide, Inc.
- Forest Oil Corp.     - Nielsen Media Research   - Worthington Industries, Inc.
- Foster Wheeler Corp. - Nordstrom, Inc.

6  -----------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PERFORMANCE

For the six-month period ended October 31, 1998, the Aristata Quality Bond Fund's total return was 5.1%. The comparable returns for the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Intermediate Government/Corporate Bond Index were 6.4% and 5.8% respectively. Net assets of the Fund as of October 31 were $56.7 million. For the same six months period, the Aristata Colorado Quality Tax-Exempt Fund's total return was 4.2% and its assets were $18.9 million. Comparable returns for the Lipper Municipal Intermediate Bond and the Lehman Brothers Municipal Bond Index were 4.5% and 5.1%, respectively.

FIXED INCOME MARKET REVIEW

During the period under review, THE FIXED INCOME MARKETS REACTED FAVORABLY TO THE LOWER INTEREST RATE TRENDS. Concerns surrounding the health of the global financial markets continued to grow. Several factors led to a flight to quality into U.S. Treasury bonds. These factors included Asia's recession, the default of Russian bonds, tensions in the Middle East, and the near collapse of the Long Term Capital Management hedge fund. THE STREAM OF ASSET SHIFTS INTO SAFE TREASURY BONDS caused the 30 year Treasury bond yield to fall to 4.71% in October, the lowest closing yield for any comparable long-term Treasury since 1967.

In addition to global market turmoil, BOND YIELDS CONTINUED TO DECLINE AS DEFLATIONARY PRESSURES SURFACED in the U.S. markets. Commodity prices have fallen to their lowest levels in over 20 years due to weak demand from Asia. Falling commodity prices and weak pricing power have, in turn, kept the U.S. inflation rate surprisingly low.

U.S. profit margins have begun to erode, partly due to weak pricing power among companies. The inability of companies to increase prices on their goods has led to increased competition. Yet U.S. job growth has remained healthy despite recent layoffs from company mergers. During this period, CREDIT QUALITY SPREADS WIDENED SIGNIFICANTLY as fears of a U.S. recession were heightened.

The global economic EVENTS HAVE PROMPTED THE FEDERAL RESERVE TO SHIFT ITS FOCUS FROM THE RISK OF RISING INFLATION, TO THE RISK OF A U.S. ECONOMIC SLOWDOWN. To restore confidence in the financial markets, the Federal Reserve lowered short-term interest rates in an effort to provide the needed stability to the world markets.

While the resilience of the U.S. economy continues to be unprecedented, the Federal Reserve's willingness to provide liquidity should allow the U.S. economy to remain solid in the months ahead.

-----------------------------------------------------------------------------  7

FUND IN REVIEW
--------------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

PORTFOLIO UPDATE

[CHART]

ARISTATA QUALITY BOND FUND
SECTOR PROFILE
as of October 31, 1998
U.S. GOVERNMENT &
AGENCY OBLIGATIONS            37.2%
COMMUNICATIONS                 4.1%
ELECTRIC UTILITES              1.5%
FINANCIAL                     20.3%
INDUSTRIAL                    30.2%
SHORT-TERM INVESTMENTS         5.6%
OTHER                          1.1%

Government securities also benefited from price appreciation as investors sought these securities as a safe haven from market turmoil.

ARISTATA QUALITY BOND FUND

Our fixed income STRATEGY HAS BEEN TO EMPHASIZE THE HIGH QUALITY, INTERMEDIATE BONDS. Through a well-balanced portfolio, we seek to achieve price appreciation along with a steady stream of income. The Fund's average maturity on October 31, 1998 was 6.5 years. The Fund held 56% in corporate bonds and 37% in U.S. Government and agency obligations. The corporate issues included 30% industrial, 20% financial, 4% communications, and 1% utility issues. Yield spreads between corporate issues and Treasury securities widened during the period, providing an opportunity to increase our corporate holdings.


[CHART]

ARISTATA QUALITY BOND FUND
QUALITY PROFILE (2)
as of October 31, 1998
AAA                             37%
AA                              15%
A                               38%
BBB                              3%
OTHER                            7%

8  -----------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA BOND FUND, THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX.


[GRAPH]

---------------------------   -----------------------------------------------
      PERFORMANCE                       FUND VALUE VS. INDEX VALUE
  AS OF OCTOBER 31, 1998                    AT OCTOBER 31, 1998
---------------------------   -----------------------------------------------
TOTAL RETURN(1)               Aristata Quality bond Fund              $10,585
 3 Months           3.25%     Lehman Bros. Gov't/Corp. Bond Index     $10,726
 Since Inception    5.85%     Lehman Bros. Gov't/Corp. Interm.
                              Bond Index                              $10,668
---------------------------   -----------------------------------------------

-----------------------------------------------------------------------------  9

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

PORTFOLIO UPDATE

[CHART]

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
SECTOR PROFILE
as of October 31, 1998
PREREFUNDED BONDS             29.7%
GENERAL OBLIGATION BONDS      34.7%
REVENUE BONDS                 32.4%
OTHER                          3.2%

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

AS OF OCTOBER 31, LONG MUNICIPAL BONDS YIELDED 95% OF LONG-TERM TREASURY BOND YIELDS, WHILE TEN YEAR MUNICIPALS YIELDED CLOSE TO 90% OF TREASURIES. The increased ratio of municipal yields versus Treasury yields has led to enhanced value in the municipal market. The supply of municipal issuance is expected to increase as many Colorado voters recently approved ballot initiatives allowing for proposed state and local bond issues. These approved issues include school district bonds, open space financing bonds, and stadium bonds. As of October 31, the average maturity of the Fund was 7.0 years. OUR EMPHASIS CONTINUES TO BE ON THE HIGH CREDIT QUALITY SECTORS, WHILE PROVIDING A STEADY STREAM OF INCOME TO THE PORTFOLIO.

[CHART]

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
QUALITY PROFILE(2)
as of October 31, 1998
AAA                             57%
AA                              29%
A                               10%
OTHER                            4%

10  ----------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA COLORADO TAX-EXEMPT FUND, THE LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX, AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

[GRAPH]

---------------------------   --------------------------------------------------
      PERFORMANCE                       FUND VALUE VS. INDEX VALUE
  AS OF OCTOBER 31, 1998                     AT OCTOBER 31, 1998
---------------------------   --------------------------------------------------
TOTAL RETURN(1)               Aristata Colorado Quality Tax-Exempt Fund  $10,585
 3 Months           2.41%     S&P 500                                    $10,404
 Since Inception    4.46%     Value Line Composite                       $10,474
---------------------------   --------------------------------------------------

(1) TOTAL RETURN IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND AFTER REINVESTING ALL INCOME AND CAPITAL GAINS. IT IS CALCULATED BY DIVIDING THE CHANGE IN TOTAL INVESTMENT VALUE BY THE INITIAL VALUE OF THE INVESTMENT. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS.
WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. THE INCEPTION DATE OF EACH FUND IS MARCH 2, 1998. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

(2)  QUALITY PROFILE BASED ON EACH SECURITY'S HIGHEST RATING FROM MOODY'S OR
S&P.

THE VIEWS EXPRESSED IN THIS ADVISER UPDATE REFLECT THE ADVISER'S VIEW ONLY THROUGH OCTOBER 31, 1998. THE ADVISER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

----------------------------------------------------------------------------  11

ARISTATA FUNDS
--------------------------------------------------------------------------------

DEFINITION OF INDICES

The LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX and the LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX are unmanaged indices which are a broad measure of bond performance that reflects the reinvestment of income dividends and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Intermediate indices include bonds with maturities of up to ten years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index which is a broad measure of tax-exempt bond performance that reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER COLORADO MUNICIPAL BOND FUND AVERAGE is an unmanaged index which measures the performance of bonds funds which are exempt from taxation of the state of Colorado. The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE is an unmanaged index which measures the performance of fixed income funds which invest at least 65% of assets in corporate debt issues rated "A" or better or government issues. The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The LIPPER GENERAL EQUITY FUND GROUP AVERAGE, an unmanaged index, is an equally weighted calculation of investment returns for the general equity categories of:
Capital Appreciation Funds, Growth Funds, Micro-Cap Funds, Mid-Cap Funds, Small-Cap Funds, Growth & Income Funds, S&P 500 Index Objective Funds and Equity Income Funds. The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX is an unmanaged index which measures the performance of intermediate municipal debt funds (i.e. those with dollar-weighted average maturities of 5 to 10 years). The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The VALUE LINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stocks traded on the New York Stock Exchange, American Stock Exchange, and over- the-counter that are tracked by the Value Line Investment Survey. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

12  ----------------------------------------------------------------------------

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                   Shares              Value*
                                              -----------         -----------
COMMON STOCKS - 94.23%
BASIC MATERIALS - 2.43%
CHEMICALS - 0.98%
Sigma Aldrich Corp.                                29,200         $   902,464
                                                                  -----------
PAPER/PACKAGING - 1.45%
Caraustar Industries, Inc.                         41,500             985,625
Wausau-Mosinee Paper Corp.                         20,000             348,750
                                                                  -----------
                                                                    1,334,375
                                                                  -----------
TOTAL BASIC MATERIALS                                               2,236,839
                                                                  -----------
BUILDING/REAL ESTATE - 9.25%
BUILDING MATERIALS - 4.63%
Lafarge Corp.                                      57,000           1,920,188
Vulcan Materials Co.                               19,700           2,336,913
                                                                  -----------
                                                                    4,257,101
                                                                  -----------

R.E.I.T./REAL ESTATE - 4.62%
Archstone Community Trust                          51,000           1,026,375
Duke Realty Investment, Inc.                       90,000           2,148,750
Health & Retirement Pptys Trust                    67,000           1,067,813
                                                                  -----------
                                                                    4,242,938
                                                                  -----------

TOTAL BUILDING/REAL ESTATE                                          8,500,039
                                                                  -----------
CONSUMER DURABLES - 1.98%
Household Goods - 1.98%
Eastman Kodak Co.                                  23,500           1,821,250
                                                                  -----------

TOTAL CONSUMER DURABLES                                             1,821,250
                                                                  -----------
CONSUMER SERVICES - 0.82%
RESTAURANTS - 0.82%
Bob Evans Farms, Inc.                              38,000             748,125
                                                                  -----------

TOTAL CONSUMER SERVICES                                               748,125
                                                                  -----------
CONSUMER STAPLES - 17.37%
FOOD/BEVERAGE - 7.60%
Corn Products Int'l, Inc.                          17,000             484,500
Earthgrains Co.                                   104,000           3,120,000
Riviana Foods, Inc.                                66,000           1,293,191
SuperValu, Inc.                                    87,000           2,088,000
                                                                  -----------
                                                                    6,985,691
                                                                  -----------
PACKAGED GOODS - 2.06%
Avon Products, Inc.                                47,600         $ 1,889,125
                                                                  -----------

RETAIL - 4.69%
Dayton Hudson Corp.                                60,000           2,542,500
May Department Stores Co.                          21,000           1,281,000
Sears Roebuck & Co.                                10,800             485,325
                                                                  -----------
                                                                    4,308,825
                                                                  -----------
TEXTILE/APPAREL - 3.02%
Burlington Industries, Inc.**                     150,000           1,387,500
V. F. Corp.                                        33,200           1,388,175
                                                                  -----------
                                                                    2,775,675
                                                                  -----------

TOTAL CONSUMER STAPLES                                             15,959,316
                                                                  -----------
ENERGY - 9.85%
OIL & GAS - 9.85%
Amoco Corp.                                        38,600           2,166,425
Atlantic Richfield Co.                             43,800           3,016,725
Royal Dutch Petroleum Co.                          19,200             945,600
Texaco, Inc.                                       49,200           2,918,175
                                                                  -----------
TOTAL ENERGY                                                        9,046,925
                                                                  -----------
FINANCIAL - 6.54%
BANKS/S & L/FINANCE/LEASE - 3.15%
Morgan J. P. & Co., Inc.                           13,000           1,225,250
PNC Bank Corp.                                     33,400           1,670,000
                                                                  -----------
                                                                    2,895,250
                                                                  -----------

BROKERS/FINANCIAL SERVICES - 2.45%
MARSH & MCLENNAN COS., INC.                        40,500           2,247,750
                                                                  -----------

INSURANCE - 0.94%
Allstate Corp.                                     20,020             862,111
                                                                  -----------

TOTAL FINANCIAL                                                     6,005,111
                                                                  -----------
HEALTHCARE - 7.57%
DRUGS - 3.99%
American Home Products Corp.                       42,000           2,047,500
AMGEN, Inc.**                                      12,000             942,750
Merck & Co., Inc.                                   5,000             676,250
                                                                  -----------
                                                                    3,666,500
                                                                  -----------

----------------------------------------------------------------------------  13

ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)



                                                   Shares              Value*
                                              -----------         -----------
HEALTHCARE SERVICES - 2.85%

IMS Health, Inc.                                   17,700         $ 1,177,050
United Healthcare Corp.                            33,200           1,446,275
                                                                  -----------
                                                                    2,623,325
                                                                  -----------

MEDICAL PRODUCTS - 0.73%
Bausch & Lomb, Inc.                                16,000             667,000

                                                                  -----------

TOTAL HEALTHCARE                                                    6,956,825
                                                                  -----------
INDUSTRIAL PRODUCTS - 17.59%
ELECTRICAL PRODUCTS - 4.06%
ABB AB Sponsored ADR                               15,700           1,648,500
Emerson Electric Co.                               23,000           1,518,000
Molex, Inc.                                        16,000             571,000
                                                                  -----------
                                                                    3,737,500
                                                                  -----------

INDUSTRIAL COMPONENTS - 6.68%

CAE, Inc.                                         157,500             957,033
Hussmann International, Inc.                       40,000             622,500
Ingersoll Rand Co.                                 59,750           3,017,375
Pall Corp.                                         61,000           1,540,250
                                                                  -----------
                                                                    6,137,158
                                                                  -----------

OFFICE EQUIPMENT/E.D.P. - 6.85%
Electronic Data Systems Corp.                      25,000           1,017,187
Hewlett-Packard Co.                                17,500           1,053,281
International Business
   Machines Corp.                                  24,000           3,562,500
Seagate Technology, Inc.**                         25,000             659,375
                                                                  -----------
                                                                    6,292,343
                                                                  -----------

TOTAL INDUSTRIAL PRODUCTS                                          16,167,001
                                                                  -----------
TRANSPORTATION - 2.62%
RAILS/TRUCKS/MARINE - 2.62%
Roadway Express, Inc.                             104,500           1,443,406
Ryder System, Inc.                                 39,300             967,763
                                                                  -----------

TOTAL TRANSPORTATION                                                2,411,169
                                                                  -----------
UTILITIES - 18.21%
COMMUNICATIONS - 4.57%
Bellsouth Corp.                                    28,000           2,234,750
GTE Corp.                                          33,500           1,966,031
                                                                  -----------
                                                                    4,200,781
                                                                  -----------

ELECTRIC UTILITIES - 5.73%
Duke Energy Corp.                                  23,000         $ 1,487,812
New Century Energies, Inc.                         61,150           2,954,309
Utilicorp United, Inc.                             23,000             826,563
                                                                  -----------
                                                                    5,268,684
                                                                  -----------

GAS UTILITIES - 7.91%
Enron Corp.                                        55,000           2,901,250
Northwest Natural Gas Co.                          81,750           2,278,781
Questar Corp.                                     106,100           2,088,844
                                                                  -----------
                                                                    7,268,875
                                                                  -----------
TOTAL UTILITIES                                                    16,738,340
                                                                  -----------

TOTAL COMMON STOCKS                                                86,590,940
  (Cost $49,994,134)                                              -----------

CLOSED-END FUNDS - 0.72%
FOREIGN - 0.72%
Morgan Stanley Asia-Pac. Fund                      95,000             665,000
                                                                  -----------

TOTAL CLOSED-END FUNDS                                                665,000
  (Cost $592,686)                                                 -----------

SHORT-TERM INVESTMENTS - 4.96%
MUTUAL FUNDS - 4.96%
Fountain Square C/P Fund                        2,553,433           2,553,433
Fountain Square
   U.S. Treasury Fund                           2,000,000           2,000,000
                                                                  -----------

TOTAL SHORT-TERM INVESTMENTS                                        4,553,433
  (Cost $4,553,433)                                               -----------

TOTAL INVESTMENTS                                  99.91%          91,809,373
  (Cost $55,140,253)

Other Assets in Excess
  of Liabilities                                     .09%              84,413
                                                 -----------------------------
NET ASSETS                                        100.00%         $91,893,786
                                                 -----------------------------
                                                 -----------------------------


*  See note 1 to financial statements.
** Denotes non-income producing security.

14  ----------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

Due                        Bond Rating**        Principal
Date            Coupon           Moody's           Amount               Value*
----            ------           -------           ------               ------

U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 37.17%
U.S. Treasury Bills - 1.76%
12/10/98        5.230%               Aaa       $1,000,000          $   994,291
                                                                   -----------

U.S. TREASURY NOTES - 7.30%
02/15/99        8.875%               Aaa          400,000              404,875
08/15/05        6.500%               Aaa        1,900,000            2,120,282
07/15/06        7.000%               Aaa        1,400,000            1,611,313
                                                                   -----------
                                                                     4,136,470
                                                                   -----------

U.S. TREASURY BONDS - 6.36%
02/15/07        7.625%               Aaa        1,367,000            1,489,177
11/15/07        7.875%               Aaa          920,000            1,029,538
05/15/10       10.000%               Aaa          840,000            1,085,963
                                                                   -----------
                                                                     3,604,678
                                                                   -----------

FEDERAL FARM CREDIT BANK - 0.90%
01/22/08        6.120%               Aaa          500,000              509,743
                                                                   -----------

FEDERAL HOME LOAN BANK - 5.97%
07/27/07        7.000%               Aaa          800,000              825,560
11/14/07        7.000%               Aaa          300,000              308,588
01/07/13        7.010%               Aaa          500,000              507,900
02/19/13        7.040%               Aaa          500,000              502,413
09/18/13        6.535%               Aaa          500,000              499,326
10/29/13        6.150%               Aaa          250,000              247,392
06/08/18        7.000%               Aaa          500,000              491,801
                                                                   -----------
                                                                     3,382,980
                                                                   -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.29%
11/05/12        7.115%               Aaa          800,000              846,477
03/18/13        6.650%               Aaa          500,000              514,937
07/08/13        6.850%               Aaa          500,000              501,669
                                                                   -----------
                                                                     1,863,083
                                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.59%
01/21/03        6.060%               Aaa          500,000              502,547
12/27/04        6.400%               Aaa          500,000              513,946
05/23/05        6.430%               Aaa          500,000              512,284
09/20/06        7.930%               Aaa          800,000              819,477
06/26/07        7.170%               Aaa          500,000          $   520,298
01/29/08        6.460%               Aaa          500,000              511,973
04/24/08        6.650%               Aaa          500,000              507,060
05/05/08        6.780%               Aaa          250,000              257,302
10/16/12        7.080%               Aaa          400,000              415,125
12/03/12        6.920%               Aaa          800,000              836,873
01/22/13        6.440%               Aaa          500,000              513,695
01/25/13        5.920%               Aaa          500,000              522,831
03/10/16        8.200%               Aaa          105,000              132,551
                                                                   -----------
                                                                     6,565,962
                                                                   -----------

TOTAL U.S GOVERNMENT &
AGENCY OBLIGATIONS                                                  21,057,207
   (Cost $19,337,590)                                              -----------

         BOND RATING**
           MOODY'S/S&P

CORPORATE BONDS - 56.07%
COMMUNICATIONS - 4.08%
MCI Communications Corp.
03/23/99        6.250%         Baa2/BBB+          500,000              501,562
New England Telephone & Telegraph Co.
10/15/07        7.375%            Aa2/AA          100,000              101,047
New York Telephone Co.
02/15/04        6.250%             A2/A+          500,000              523,446
Southern New England Telephone Co.
12/15/03        6.125%            Aa3/AA          700,000              731,305
Southwestern Bell Telephone Co.
06/01/03        5.875%            Aa3/AA          145,000              144,419
06/01/08        6.750%            Aa3/AA          300,000              305,480
                                                                   -----------

TOTAL COMMUNICATIONS                                                 2,307,259
                                                                   -----------

ELECTRIC UTILITIES - 1.48%
Consolidated Edison Co.
02/01/02        6.625%             A1/A+          800,000              838,934
                                                                   -----------

TOTAL ELECTRIC UTILITIES                                               838,934
                                                                   -----------

----------------------------------------------------------------------------  15

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Due                        Bond Rating**        Principal
Date            Coupon       Moody's/S&P           Amount               Value*
----            ------       -----------           ------               ------

FINANCIAL - 20.31%
AGRICULTURE - 0.76%
John Deere Capital Corp.
10/23/01         5.35%             A2/A+       $  430,000           $  429,557
                                                                   -----------

AUTOMOBILE - 0.92%
Ford Motor Credit Co.
06/30/03        6.625%              A1/A          500,000              520,395
                                                                   -----------

BANKS/S & L/FINANCE/LEASE - 8.16%
BankAmerica Corp.
05/12/05        7.125%            Aa2/A+          500,000              533,215
Bankers Trust New York Corp.
03/01/01        9.400%           A3/BBB+          350,000              375,612
01/15/02        7.500%           A3/BBB+          300,000              311,235
Citicorp
08/15/05        6.750%              A1/A          700,000              731,478
First Bank System
10/15/03        6.000%              A2/A          500,000              517,651
Heller Financial, Inc.
03/15/00        5.625%             A3/A-          550,000              546,636
NCNB Corp.
08/01/02        7.750%             A2/A+          200,000              200,285
NationsBank Corp.
04/15/00        5.375%            Aa2/A+          700,000              702,306
Norwest Financial, Inc.
01/15/00        8.375%           AA3/AA-          700,000              703,739
                                                                   -----------
                                                                     4,622,157
                                                                   -----------
BROKERS/FINANCIAL SERVICES - 8.18%
Associates Corp. of North America
03/15/00        6.000%           Aa3/AA-          800,000              805,422
Bear Stearns Cos., Inc.
04/15/03        6.750%              A2/A          750,000              765,290
Dean Witter, Discover Co.
03/01/03        6.875%             A1/A+          350,000              367,999
International Lease Finance Corp.
08/15/99        6.500%             A1/A+          700,000              706,259
Lehman Brothers, Inc.
11/15/98        5.750%              A3/A           50,000               50,000
Lehman Brothers Holdings
02/15/99        8.375%            Baa1/A          200,000              201,099
Merrill Lynch & Co.
04/27/08        7.000%           Aa3/AA-          700,000          $   737,534
Morgan Stanley Dean Witter & Co.
10/15/01        8.875%             A1/A+          400,000              438,607
01/15/07        8.330%             A1/A+          500,000              564,655
                                                                   -----------
                                                                     4,636,865
                                                                   -----------

INSURANCE - 2.29%
Allstate Insurance Corp.
06/15/03        6.750%              A1/A          550,000              577,734
CNA Financial Corp.
11/15/03        6.250%             A3/A-          700,000              719,417
                                                                   -----------
                                                                     1,297,151
                                                                   -----------

TOTAL FINANCIAL                                                     11,506,125
                                                                   -----------

INDUSTRIAL - 30.20%
AEROSPACE - 0.92%
Boeing Co.
06/15/03        6.350%            Aa3/AA          500,000              520,907
                                                                   -----------

AUTOMOBILE - 1.59%
Ford Motor Co.
09/15/01        9.000%              A1/A          350,000              384,866
General Motors Corp.
05/01/05        6.250%              A2/A          500,000              517,111
                                                                   -----------
                                                                       901,977
                                                                   -----------

BROADCASTING/ENTERTAINMENT - 0.96%
Walt Disney Co.
03/30/06        6.750%              A2/A          500,000              543,208
                                                                   -----------
BUILDING MATERIALS - 1.86%
Hanson Trust PLC
01/15/03        7.375%             A3/A-          300,000              320,099
Martin Marietta Corp.
04/15/03        6.500%           A3/BBB+          700,000              731,982
                                                                   -----------
                                                                     1,052,081
                                                                   -----------

BUSINESS INFORMATION/SERVICES - 2.61%
WMX Technologies
11/15/99        8.250%         Baa3/BBB+          200,000              205,553
12/01/03        6.375%         Baa3/BBB+          500,000              510,956

16  ----------------------------------------------------------------------------

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Due      Bond Rating**         Principal
Date            Coupon       Moody's/S&P           Amount               Value*
----            ------       -----------           ------               ------

BUSINESS INFORMATION/SERVICES (CONTINUED)
Xerox Corp.
04/15/02        8.125%              A2/A       $  700,000          $   762,857
                                                                   -----------
                                                                     1,479,366
                                                                   -----------
CHEMICALS - 1.33%
DuPont E I De Nemours & Co.
03/15/04        8.125%           Aa3/AA-          200,000              227,295
ICI Wilmington, Inc.
01/15/02        7.500%           Baa1/A-          500,000              524,220
                                                                   -----------
                                                                       751,515
                                                                   -----------

DRUGS - 0.75%
American Home Products Corp.
02/15/00        7.700%              A2/A          200,000              206,791
Eli Lilly & Co.
12/01/01        8.125%            Aa3/AA          200,000              218,316
                                                                   -----------
                                                                       425,107
                                                                   -----------

FOOD/BEVERAGE - 2.41%
Archer Daniels Midland Co.
05/15/03        6.250%           Aa3/AA-          700,000              727,614
Philip Morris Cos., Inc.
05/15/02        7.625%              A2/A          600,000              640,604
                                                                   -----------
                                                                     1,368,218
                                                                   -----------

HOTEL/RESORT - 0.90%
Carnival Corp.
04/15/08        6.150%              A2/A          500,000              512,668
                                                                   -----------

HOUSEHOLD GOODS - 2.40%
Colgate Palmolive Co.
12/01/99        6.860%              A1/A          700,000              711,621
Hasbro, Inc.
07/15/08         6.15%              A2/A          300,000              306,787
Whirlpool Corp.
03/01/03        9.000%           Baa1/A-          300,000              341,001
                                                                   -----------
                                                                     1,359,409
                                                                   -----------

INDUSTRIAL COMPONENTS - 0.90%
Ingersoll Rand Co.
08/07/00        6.540%             A3/A-          500,000              510,281
                                                                   -----------

METALS - 2.36%
Alcan Aluminum Ltd.
04/01/00        5.875%             A2/A-          700,000          $   709,233
11/01/08        6.250%             A2/A-          630,000              628,378
                                                                   -----------
                                                                     1,337,611
                                                                   -----------

OFFICE EQUIPMENT/E.D.P. - 2.59%
Honeywell, Inc.
08/16/99        7.460%              A2/A          700,000              711,414
International Business Machines Corp.
11/01/02        7.250%             A1/A+          700,000              756,783
                                                                   -----------
                                                                     1,468,197
                                                                   -----------

OIL & GAS - 1.35%
British Petroleum Co.
05/15/02        7.875%            Aa2/AA          700,000              762,978
                                                                   -----------

OIL FIELD SERVICES - 1.25%
Dresser Industries, Inc.
06/01/00        6.250%             Aa3/A          700,000              708,256
                                                                   -----------

PACKAGED GOODS - 0.93%
Fortune Brands, Inc.
04/01/08        6.250%              A2/A          500,000              526,380
                                                                   -----------

PAPER/PACKAGING - 1.50%
Avery Dennison Corp.
04/15/05        6.750%              A2/A          800,000              848,658
                                                                   -----------

RESTAURANTS - 1.29%
McDonalds Corp.
09/01/05        6.625%            Aa2/AA          700,000              732,654
                                                                   -----------

RETAIL - 2.30%
Dillard's, Inc.
06/01/06        7.375%          Baa1/BBB          500,000              533,890
JC Penney,Inc.
11/15/03        6.125%              A2/A          750,000              767,417
                                                                   -----------
                                                                     1,301,307
                                                                   -----------

TOTAL INDUSTRIAL                                                    17,110,778
                                                                   -----------

TOTAL CORPORATE BONDS                                               31,763,096
  (Cost $30,305,345)                                               -----------

----------------------------------------------------------------------------  17

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

                                                Principal
                                                   Amount               Value*
                                                   ------               ------

SHORT-TERM INVESTMENTS - 5.61%
MUTUAL FUNDS - 5.61%
Fountain Square C/P Fund                      $ 1,390,089          $ 1,390,089
Fountain Square
   U.S. Treasury Fund                           1,789,668            1,789,670
                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS                                         3,179,759
  (Cost $3,179,759)                                                -----------

TOTAL INVESTMENTS                                  98.85%           56,000,062
  (Cost $52,822,694)

Other Assets in Excess
  of Liabilities                                    1.15%              652,314
                                               --------------------------------

NET ASSETS                                        100.00%          $56,652,376
                                               --------------------------------
                                               --------------------------------

*See note 1 to financial statements.

**Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at October 31, 1998.


ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

Due                         Bond Rating**          Principal
Date            Coupon        Moody's/S&P             Amount            Value*
----            ------        -----------             ------            ------

COLORADO MUNICIPAL OBLIGATIONS - 96.82%
PREREFUNDED - 29.71%
Adams County, GO
School District #12, FGIC
12/15/07        7.300%            Aaa/AAA         $  100,000        $  107,839
Arapahoe County, GO
School District #5
12/15/10        7.125%             Aa2/AA            400,000           433,500
Colorado Health Facilities, Rev
Rose Medical Center, MBIA
08/15/04        6.700%            Aaa/AAA            350,000           384,836
Colorado Springs Utilities, Rev
11/15/15        6.500%            Aa2/AAA             15,000            16,514
Denver City & County
School District #1
Certificates of Participation
12/01/06        6.600%                A/A            500,000           558,040
Douglas County, GO
School District #Re-1, FGIC
12/15/08        7.100%            Aaa/AAA            200,000           208,830
Fort Collins, GO
12/01/07        7.300%             Aa1/AA            500,000           522,410
Fort Collins Storm Drainage, Rev
12/01/11        6.625%              A1/NR            300,000           329,172
Greeley Water, GO
12/01/11        6.600%             A1/AA-            400,000           435,140
Jefferson County, GO
School District #1, AMBAC
12/15/07        6.000%            Aaa/AAA            300,000           328,989
Larimer County, GO
School District #R-1
12/15/11        7.000%              NR/NR            250,000           268,245
Platte River Power Authority, Rev
06/01/18        5.750%             Aaa/A+            900,000           943,605
Regional Transportation District, Rev
Sales Tax, FGIC
11/01/04        7.000%            AAA/AAA            500,000           538,905
South Suburban Park &
Recreation District, FGIC
12/15/10        6.700%            Aaa/AAA            500,000           550,525
                                                                   -----------


TOTAL PREREFUNDED                                                    5,626,550
  (Cost $4,963,463)                                                -----------

18  ----------------------------------------------------------------------------

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Due                         Bond Rating**          Principal
Date            Coupon        Moody's/S&P             Amount            Value*
----            ------        -----------             ------            ------

COLORADO MUNICIPAL OBLIGATIONS (CONTINUED)
GENERAL OBLIGATION BONDS - 34.72%
Adams County
School District #12, FGIC
12/15/09        5.250%            Aaa/AAA         $  500,000        $  539,485
Adams County
School District #50
12/01/10        5.250%             A1/AA-            500,000           527,940
Boulder County Library
10/01/06        5.900%            Aa1/AA+            300,000           320,532
Boulder County Open Space
06/15/08        5.100%              NR/AA            500,000           533,000
Boulder Valley
School District #Re-2
10/15/08        6.250%             Aa3/AA            500,000           534,220
Douglas County
School District #Re-1, MBIA
12/15/03        5.650%            Aaa/AAA            400,000           434,536
El Paso County
School District #20, MBIA
12/15/03        5.150%            Aaa/AAA            250,000           265,810
Fort Collins Water
12/01/02        6.000%             Aa1/AA            200,000           217,526
Highlands Ranch
Metropolitan District #4
12/01/01        5.200%            Aa1/AA+            250,000           261,600
12/01/03        5.375%            Aa1/AA+            250,000           268,190
Morgan & Washington Counties
School District #Re-2J, FSA
12/01/01        5.600%            Aaa/AAA            500,000           529,845
San Miguel County
School District #R-1, MBIA
12/01/06        5.200%            Aaa/AAA            500,000           540,010
South Suburban Park &
Recreation District, FGIC
12/15/06        5.050%            Aaa/AAA            500,000           529,920
Summit County
School District #Re-1, FGIC
12/01/07        5.250%            Aaa/AAA            500,000           535,035
Thornton, FSA
12/01/07        5.150%            Aaa/AAA            500,000       $   539,475
                                                                   -----------

TOTAL GENERAL OBLIGATION BONDS                                       6,577,124
 (Cost $6,135,056)                                                 -----------

REVENUE BONDS - 32.39%
EDUCATION - 2.77%
Colorado State Colleges
Mesa State College, MBIA          Aaa/AAA            250,000           262,507
05/15/03  5.000%
Colorado State Colleges
Western State College, MBIA
05/15/03        5.000%            Aaa/AAA            250,000           262,507
                                                                   -----------
                                                                       525,014
                                                                   -----------

FINANCE - 10.75%
Arvada
Urban Renewal Authority, MBIA
09/01/06        5.100%            Aaa/AAA            500,000           532,160
Aurora
Certificates of Participation
12/01/00        5.600%                A/A            500,000           514,600
Douglas County, MBIA
Certificates of Participation
11/01/09        5.500%            Aaa/AAA            500,000           554,940
El Paso County
School District #38
Certificates of Participation
12/01/05        6.750%              A2/NR            400,000           434,832
                                                                   -----------
                                                                     2,036,532
                                                                   -----------

HOUSING - 1.62%
Colorado Housing Finance Authority
Single Family Housing
11/01/14        7.150%            Aa1/AA+            225,000           234,074
Colorado Housing Finance Authority
Multi-Family Housing
10/01/19        6.000%             Aa2/AA             15,000            15,031
Commerce City
Single Family Housing
03/01/12        6.875%             Aaa/NR             55,000            57,644
                                                                   -----------
                                                                       306,749
                                                                   -----------

----------------------------------------------------------------------------  19

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Due      Bond Rating**          Principal
Date            Coupon        Moody's/S&P             Amount            Value*
----            ------        -----------             ------            ------

POWER - 1.68%
Adams County
Pollution Control, MBIA

04/01/08        5.625%            AAA/AAA         $  300,000        $  319,065
                                                                   -----------

SPECIAL TAX - 6.21%
Boulder Sales/Use Tax
08/15/02        5.350%             Aa3/A+            500,000           528,725
Broomfield Sales/Use Tax, AMBAC
06/01/05        6.000%            Aaa/AAA            300,000           323,832
Douglas County Sales/Use Tax, MBIA
10/15/07        5.250%            Aaa/AAA            300,000           323,220
                                                                   -----------
                                                                     1,175,777
                                                                   -----------

TRANSPORTATION - 1.41%
Arapahoe County
Highway E-470, MBIA
08/31/05        5.150%            Aaa/AAA            250,000           267,027
                                                                   -----------

UTILITY - 7.95%
Colorado Springs Utilities
11/15/15        6.500%             Aa2/AA            235,000           256,611
Colorado Water Reservoir & Power
Development Authority, FGIC
11/01/06        6.550%            Aaa/AAA            500,000           549,115
Colorado Water Reservoir & Power
Development Authority
09/01/07        5.250%            Aa1/AAA            250,000           271,118
Fountain Valley Authority
Water Treatment
12/01/07        5.200%              Aa/AA            400,000           428,424
                                                                   -----------
                                                                     1,505,268
                                                                   -----------

TOTAL REVENUE BONDS                                                  6,135,432
 (Cost $5,716,160)                                                 -----------

TOTAL COLORADO MUNICIPAL
  OBLIGATIONS                                                       18,339,106
  (Cost $16,814,679)                                               -----------

TOTAL INVESTMENTS                                     96.82%       $18,339,106
  (Cost $16,814,679)

Other Assets in Excess
  of Liabilities                                       3.18%           601,835
                                                 ------------------------------

NET ASSETS                                           100.00%       $18,940,941
                                                 ------------------------------
                                                 ------------------------------

*See Note 1 to financial statements

**Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at October 31, 1998.

The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at October 31, 1998 (as a percentage of net assets):

     FGIC      18.8%
     MBIA      21.9%

20  ----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
                                                                                           COLORADO QUALITY
                                                        EQUITY           QUALITY BOND         TAX-EXEMPT
                                                    -------------------------------------------------------
ASSETS:
Investments, at value (Cost - see below)              $91,809,373         $56,000,062         $18,339,106
Cash                                                            0                   0             326,789
Dividends receivable                                      122,127                   0                   0
Interest receivable                                         6,986             939,505             369,822
Receivable for securities purchased                       142,652              31,821                   0
Organizational costs, net of accumulated
  amortization                                             33,495              22,611               8,196
                                                    -------------------------------------------------------
  Total Assets                                         92,114,633          56,993,999          19,043,913
                                                    -------------------------------------------------------
LIABILITIES:
Accrued investment advisory fee                            73,294              30,833               6,036
Accrued administration fee                                 15,781               9,923               5,260
Dividends payable                                          88,630             278,041              79,663
Other payables                                             43,142              22,776              12,013
                                                    -------------------------------------------------------
  Total Liabilities                                       220,847             341,623             102,972
                                                    -------------------------------------------------------
NET ASSETS                                            $91,893,786         $56,652,376         $18,940,941
                                                    -------------------------------------------------------
                                                    -------------------------------------------------------

COST OF INVESTMENTS                                   $55,140,253         $52,822,694         $16,814,679
                                                    -------------------------------------------------------
                                                    -------------------------------------------------------

COMPOSITION OF NET ASSETS:
Paid-in capital                                       $54,139,878         $53,237,805         $17,244,696
Over-distributed net investment income                     (5,499)                  0                   0
Accumulated net realized gain on investments            1,090,287             237,203             171,818
Net unrealized appreciation in value
  of investments                                       36,669,120           3,177,368           1,524,427
                                                    -------------------------------------------------------
NET ASSETS                                            $91,893,786         $56,652,376         $18,940,941
                                                    -------------------------------------------------------
                                                    -------------------------------------------------------
NET ASSET VALUE PER SHARE:
Net Assets                                            $91,893,786         $56,652,376         $18,940,941
Shares of beneficial interest outstanding               9,329,442           5,565,094           1,873,616
Net asset value and redemption price per share        $      9.85         $     10.18         $     10.11


See notes to financial statements.

----------------------------------------------------------------------------  21

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

                                                                                           COLORADO QUALITY
                                                        EQUITY           QUALITY BOND         TAX-EXEMPT
                                                    -------------------------------------------------------
INVESTMENT INCOME:
Interest                                              $    59,754        $  1,836,813          $  566,779
Dividends                                               1,024,812                   0                   0
                                                    -------------------------------------------------------
  Total Income                                          1,084,566           1,836,813             566,779
                                                    -------------------------------------------------------
EXPENSES:
Investment advisory fee                                   402,512             143,003              53,620
Administration fee                                         95,855              57,201              30,410
Legal                                                      14,206               8,580               3,217
Registration                                                9,582               5,809               2,170
Amortization of organization costs                          3,883               2,488                 820
Insurance                                                   2,965               1,788                 684
Other                                                       4,899               3,011               5,362
                                                    -------------------------------------------------------
Total Expenses Before Waiver                              533,902             221,880              96,283
Expenses waived by investment adviser                     (84,629)            (35,976)            (48,025)
                                                    -------------------------------------------------------
  Net Expenses                                            449,273             185,904              48,258
                                                    -------------------------------------------------------

NET INVESTMENT INCOME                                     635,293           1,650,909             518,521
                                                    -------------------------------------------------------

Net realized gain (loss) on investments                  (145,960)            186,026             176,031
Change in net unrealized
  appreciation/depreciation                            (5,659,867)            961,697             178,449
                                                    -------------------------------------------------------
Net gain (loss) on investments                         (5,805,827)          1,147,723             354,480
                                                    -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $(5,170,534)       $  2,798,632          $  873,001
                                                    -------------------------------------------------------
                                                    -------------------------------------------------------

See notes to financial statements.

22  ----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   EQUITY FUND
                                                 -----------------------------------------------
                                                       For the Six
                                                       Months Ended           For the Period
                                                    October 31, 1998           March 2, 1998
                                                       (Unaudited)           to April 30, 1998
                                                 -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                $  635,293               $  140,401
  Net realized gain (loss) on investments                (145,960)               1,236,247
  Change in net unrealized
    appreciation/depreciation                          (5,659,867)               3,076,768
                                                 -----------------------------------------------
  Net increase (decrease) in net assets
    from operations                                    (5,170,534)               4,453,416
                                                 -----------------------------------------------

DISTRIBUTIONS FROM NET INVESTMENT INCOME:                (649,928)                (131,265)
                                                 -----------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                          1,558,108                  840,478
  Proceeds from shares issued in connection
    with commingled pool conversion (Note 6)                    0               98,552,917
  Reinvested dividends                                    414,393                   95,278
  Cost of shares redeemed                              (5,872,087)              (2,196,990)
                                                 -----------------------------------------------
  Net increase (decrease) in net assets from
    share transactions                                 (3,899,586)              97,291,683
                                                 -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (9,720,048)             101,613,834
                                                 -----------------------------------------------
NET ASSETS:
  Beginning of period                                 101,613,834                        0
                                                 -----------------------------------------------

  End of period                                       $91,893,786             $101,613,834
                                                 -----------------------------------------------
                                                 -----------------------------------------------
*Includes un (over)-distributed net investment
    income of                                           $  (5,499)                $  9,136

See notes to financial statements.

----------------------------------------------------------------------------  23

STATEMENT OF CHANGES IN NET ASSETS

                                                                 QUALITY BOND FUND
                                                 -----------------------------------------------
                                                       For the Six
                                                       Months Ended           For the Period
                                                    October 31, 1998           March 2, 1998
                                                       (Unaudited)           to April 30, 1998
                                                 -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                              $  1,650,909               $  565,950
  Net realized gain on investments                        186,026                   51,177
  Change in net unrealized
    appreciation/depreciation                             961,697                 (210,020)
                                                 -----------------------------------------------
  Net increase in net assets
    from operations                                     2,798,632                  407,107
                                                 -----------------------------------------------

DISTRIBUTIONS FROM NET INVESTMENT INCOME:              (1,650,980)                (565,879)
                                                 -----------------------------------------------
SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                          2,519,501                1,700,477
  Proceeds from shares issued in connection
    with commingled pool conversion (Note 6)                    0               57,599,038
  Reinvested dividends                                  1,068,968                  432,179
  Cost of shares redeemed                              (5,593,455)              (2,063,212)
                                                 -----------------------------------------------
  Net increase (decrease) in net assets from
    share transactions                                 (2,004,986)              57,668,482
                                                 -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (857,334)              57,509,710
                                                 -----------------------------------------------
NET ASSETS:
  Beginning of period                                  57,509,710                        0
                                                 -----------------------------------------------
  End of period*                                      $56,652,376              $57,509,710
                                                 -----------------------------------------------
                                                 -----------------------------------------------
*Includes over-distributed net investment
    income of                                                $  0                    $  71

See notes to financial statements.

24  ----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                         COLORADO QUALITY TAX-EXEMPT FUND
                                                 -----------------------------------------------
                                                       For the Six
                                                       Months Ended           For the Period
                                                    October 31, 1998           March 2, 1998
                                                       (Unaudited)           to April 30, 1998
                                                 -----------------------------------------------
INCREASE (DECREASE) N NET ASSETS:
OPERATIONS:
  Net investment income                                $  518,521               $  196,431
  Net realized gain (loss) on investments                 176,031                   (4,213)
  Change in net unrealized
    appreciation/depreciation                             178,449                 (124,231)
                                                 -----------------------------------------------
  Net increase in net assets
    from operations                                       873,001                   67,987
                                                 -----------------------------------------------

DISTRIBUTIONS FROM NET INVESTMENT INCOME:                (518,541)                (196,411)
                                                 -----------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                            182,387                  270,455
  Proceeds from shares issued in connection
    with commingled pool conversion (Note 6)                    0               24,728,848
  Reinvested dividends                                     30,961                    2,973
  Cost of shares redeemed                              (5,007,474)              (1,493,245)
                                                 -----------------------------------------------
  Net increase (decrease) in net assets from
    share transactions                                 (4,794,126)              23,509,031
                                                 -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (4,439,666)              23,380,607
                                                 -----------------------------------------------
NET ASSETS:
  Beginning of period                                  23,380,607                        0
                                                 -----------------------------------------------
  End of period*                                      $18,940,941              $23,380,607
                                                 -----------------------------------------------
                                                 -----------------------------------------------
*Includes over-distributed net investment
    income of                                                $  0                    $  20

See notes to financial statements.

----------------------------------------------------------------------------  25

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                   EQUITY FUND
                                                 -----------------------------------------------
                                                       For the Six
                                                       Months Ended           For the Period
                                                    October 31, 1998           March 2, 1998
                                                       (Unaudited)           to April 30, 1998
                                                 -----------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                      $10.44                   $10.00
                                                 -----------------------------------------------
 Income from investment operations:
  Net investment income                                      0.07                     0.01
  Net realized and unrealized gain (loss)
    on investments                                          (0.59)                    0.44
                                                 -----------------------------------------------

  Total income (loss) from investment operations            (0.52)                    0.45
                                                 -----------------------------------------------

Distributions from net investment income                    (0.07)                   (0.01)
                                                 -----------------------------------------------

Net asset value - end of period                             $9.85                   $10.44
                                                 -----------------------------------------------
                                                 -----------------------------------------------

TOTAL RETURN                                                (4.98)%                  4.54%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $91,894                 $101,614
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of expenses to average net assets (1)                 0.95%                    0.95%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of net investment income to
  average net assets (1)                                    1.34%                    0.84%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of expenses to average net
  assets without fee waivers (1)                            1.13%                    1.17%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers (1)                1.16%                    0.62%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Portfolio turnover rate (1)                                20.35%                   14.20%
                                                 -----------------------------------------------
                                                 -----------------------------------------------

(1)  Annualized

See notes to financial statements.

26  ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                 QUALITY BOND FUND
                                                 -----------------------------------------------
                                                       For the Six
                                                       Months Ended           For the Period
                                                     October 31, 1998          March 2, 1998
                                                       (Unaudited)           to April 30, 1998
                                                 -----------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                       $9.97                   $10.00
                                                 -----------------------------------------------
Income from investment operations:
  Net investment income                                      0.29                     0.10
  Net realized and unrealized gain (loss)
    on investments                                           0.21                    (0.03)
                                                 -----------------------------------------------
  Total income from investment operations                    0.50                     0.07
                                                 -----------------------------------------------
Distributions from net investment income                    (0.29)                   (0.10)
                                                 -----------------------------------------------
Net asset value - end of period                            $10.18                    $9.97
                                                 -----------------------------------------------
                                                 -----------------------------------------------
TOTAL RETURN                                                5.12%                    0.69%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $56,652                  $57,510
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of expenses to average net assets (1)                 0.65%                    0.65%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of net investment income to
  average net assets (1)                                    5.78%                    6.00%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of expenses to average net
  assets without fee waivers (1)                            0.83%                    0.83%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers (1)                5.60%                    5.82%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Portfolio turnover rate (1)                                 8.36%                   11.44%
                                                 -----------------------------------------------
                                                 -----------------------------------------------

(1)  Annualized

See notes to financial statements.

----------------------------------------------------------------------------  27

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                        COLORADO QUALITY TAX-EXEMPT FUND
                                                 -----------------------------------------------
                                                       For the Six
                                                       Months Ended           For the Period
                                                     October 31, 1998          March 2, 1998
                                                       (Unaudited)           to April 30, 1998
                                                 -----------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                       $9.94                   $10.00
                                                 -----------------------------------------------
Income from investment operations:
  Net investment income                                      0.25                     0.08
  Net realized and unrealized gain (loss)
    on investments                                           0.17                    (0.06)
                                                 -----------------------------------------------
  Total income from investment operations                    0.42                     0.02
                                                 -----------------------------------------------
Distributions from net investment income                    (0.25)                   (0.08)
                                                 -----------------------------------------------
Net asset value - end of period                            $10.11                    $9.94
                                                 -----------------------------------------------
TOTAL RETURN                                                4.23%                    0.22%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $18,941                  $23,381
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of expenses to average net assets (1)                 0.45%                    0.45%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of net investment income to
  average net assets (1)                                    4.83%                    5.00%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of expenses to average net
  assets without fee waivers (1)                            0.90%                    0.92%
                                                 -----------------------------------------------
                                                 -----------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers (1)                4.39%                    4.53%
                                                 -----------------------------------------------
                                                 -----------------------------------------------

Portfolio turnover rate (1)                                 4.48%                   17.64%
                                                 -----------------------------------------------
                                                 -----------------------------------------------

(1)  Annualized

See notes to financial statements.

28  ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's Aristata Family of Funds. The Aristata Family of Funds includes the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund. The financial statements of the remaining portfolios of the Trust are presented separately.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

          INVESTMENT VALUATION: Securities of the Funds are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     DIVIDENDS: The Aristata Equity Fund will declare and pay dividends from net investment income, if any, monthly. Dividends from net investment income are declared daily and paid monthly for the Aristata Quality Bond and Colorado Quality Tax-Exempt Funds. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

     ORGANIZATION COSTS: The Funds have deferred certain costs incurred in connection with the organization, initial registration and public offering of Fund shares. Such costs are being amortized over a 60 month period from the commencement of operations.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

----------------------------------------------------------------------------  29

2.  SHARES OF BENEFICIAL INTEREST

     On October 31, 1998, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six months ended October 31, 1998 were as follows:

                                                                                                 ARISTATA COLORADO QUALITY
                                        ARISTATA EQUITY FUND       ARISTATA QUALITY BOND FUND          TAX-EXEMPT FUND
                                        --------------------       --------------------------          ---------------
Shares sold                                  162,143                       249,267                        18,236
Shares issued as reinvestment
  of dividends                                43,681                       106,056                         3,079
Shares redeemed                             (608,909)                     (556,823)                     (498,859)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease                                (403,085)                     (201,500)                     (477,544)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

3.  UNREALIZED GAINS AND LOSSES ON INVESTMENTS
                                                                                                 ARISTATA COLORADO QUALITY
                                        ARISTATA EQUITY FUND       ARISTATA QUALITY BOND FUND          TAX-EXEMPT FUND
                                        --------------------       --------------------------          ---------------
As of October 31, 1998
Gross appreciation (excess of
  value over cost)                        37,411,067                     3,220,699                     1,524,427
Gross depreciation (excess of
  cost over value)                          (741,947)                      (43,331)                            0
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation               36,669,120                     3,177,368                     1,524,427
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc. (the "Adviser") serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.85%, 0.50% and 0.50% of the average net assets for the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund, respectively. The Adviser has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by the Adviser. Fee waivers by the Adviser are voluntary and may be terminated at any time.

     ALPSMutual Funds Services, Inc. ("ALPS") serves as the administrator to each Fund. ALPS is entitled to receive a fee from each Fund, computed daily and payable monthly, at the annual rate of .20% of the average net assets of each Fund, subject to a minimum monthly fee of $15,000 for the Aristata Equity Fund, $7,500 for the Aristata Quality Bond Fund and $5,000 for the Aristata Colorado Quality Tax-Exempt Fund. In addition to administration services, the administration fee also covers the costs of fund accounting, custody, shareholder servicing, transfer agency, audit and Trustees' fees.

     As of October 31, 1998, one shareholder owned 42 percent and 43 percent of the outstanding shares of the Aristata Equity Fund and Aristata Quality Bond Fund, respectively.

30  ----------------------------------------------------------------------------

5.  INVESTMENT TRANSACTIONS

     The cost of securities purchased and proceeds from the sale of securities, other than temporary cash investments, during the six months ended October 31, 1998 were as follows:

                             U.S. GOVERNMENT
                                SECURITIES       ALL OTHER           TOTAL
                             --------------------------------------------------
ARISTATA EQUITY FUND
Purchases                    $         0        $ 9,314,215       $ 9,314,215
Sales                        $         0        $14,610,459       $14,610,459

ARISTATA QUALITY BOND FUND
Purchases                    $ 1,750,000        $ 1,856,580       $ 3,606,580
Sales                        $   900,000        $ 1,241,283       $ 2,141,283

ARISTATA COLORADO QUALITY
TAX-EXEMPT FUND
Purchases                    $         0        $   467,716       $   467,716
Sales                        $         0        $ 5,221,373       $ 5,221,373

6.  CONVERSION OF COMMINGLED POOLS

     Each Fund, at its inception date (March 2, 1998), issued shares at $10.00 per share in a tax-free conversion to acquire the net assets of certain unregistered commingled pools of Colorado State Bank and Trust. The following is a summary of shares issued, net assets acquired and unrealized appreciation as of March 2, 1998:

                                                                                     ARISTATA COLORADO QUALITY
                            ARISTATA EQUITY FUND       ARISTATA QUALITY BOND FUND         TAX-EXEMPT FUND
                            --------------------       --------------------------         ---------------
Shares issued                     9,855,292                    5,759,904                      2,472,885
Net assets acquired             $98,552,917                  $57,599,038                    $24,728,848
Unrealized appreciation         $39,252,218                   $2,425,692                     $1,470,209

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